UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 S. 147th St., Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 S. 147th St., Omaha, NE 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

9/30

Date of reporting period: 9/30/10

Item 1.  Reports to Stockholders.

Rady Contrarian Long/Short Fund

CLASS A SHARES – RADYX

CLASS C SHARES – RADCX

CLASS I SHARES – RADIX

Rady Opportunistic Value Fund

CLASS A SHARES – ROVYX

CLASS C SHARES – ROVCX

CLASS I SHARES – ROVIX

Annual Report

September 30, 2010

1-877-839-RADY(7239)

WWW.RADYASSETS.COM

Distributed by Northern Lights Distributors, LLC

Member FINRA

Over the past year, securities across most sectors have continued to be highly correlated with the broader market, making the environment for bottom-up fundamental stock pickers like Rady Asset Management (RAM) difficult to navigate. Between October 2008 and February 2009, during the height of the financial crisis, correlation hit 80%, meaning most individual stocks moved in lock step. Correlation fell to 40% during the rally of 2009, and then increased to over 80% during the European debt crisis1. Correlation at these lofty levels previously only occurred during the Great Depression2. As investment managers, what RAM finds most concerning is how many stocks continue to increase in price simply because their competitors are doing well or because they are in a sector with M&A activity. These highly correlated markets lead us to believe that many investors may be caught off guard when markets revert back to the historical norm. RAM refuses to waver from its proven long-term investment strategy and continues to uncover extremely attractive long and short opportunities. The highly correlated, macro focus will eventually fade and bottom-up fundamental investors will be rewarded for their discipline. The Rady Contrarian Long-Short Fund Class I return inception to date was -10.26%. The Rady Opportunistic Value Class I return inception-to-date was -1.30%.

Over the past twelve months, the stocks that RAM tends to short as a value investor have outperformed the stocks that RAM is inclined to go long. As a result, the performance of the Rady Contrarian Long/Short Fund has lagged the market benchmark. However, RAM is not willing to chase a rally led by low quality, high beta stocks and continues to stick to its long-term proven approach of investing in out of favor securities trading at or near their lows, when the markets have left them for dead.

As time goes by and companies report earnings and release guidance many of these stocks with stretched valuations will be impacted and a focus on fundamentals will ultimately return to the markets.

Historically, after the first year of a recovery, returns in the stock market tend to be much smaller, more volatile and increasingly difficult to achieve. This is the type of environment that can catch many investors by surprise. RAM is uncovering some very exciting opportunities but it is always on the lookout for potential danger. Stock selection, risk management and valuation are the keys to long term performance and RAM focuses on taking a long-term approach.

RAM continues to implement its disciplined bottom-up contrarian investment strategy, knowing that some of these investments may take time to mature. Currently RAM maintains a significant exposure to the natural gas Exploration & Production sector. History has proven the supply/demand equilibrium can shift violently at times, almost overnight, which means that these securities can appreciate very quickly. Therefore, it requires investor patience, in order to avoid missing out on the upturn.

On the short side RAM continues to add to overvalued “story stocks” in technology and REIT’s, which are beginning to shows signs of weakness. As fundamentals come back into focus and companies release poor earnings and/or guidance, many of the short positions could move significantly lower. RAM maintains an unrelenting focus on uncovering unique investment opportunities in search of long term alpha without losing sight of risk management.

Thank you for your continued support,

Rady Asset Management

1 Barclays Capital

2Empirical Research

NLD Review Code: 1635-NLD-11/4/2010

Rady Contrarian Long/Short Fund

PORTFOLIO REVIEW

September 30, 2010 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2010, compared to its benchmarks:

	Six Months	One Year	Inception** – September 30, 2010 (Class A and C)	Inception*** – September 30, 2010 (Class I)
Rady Contrarian Long/Short Fund – Class A	-10.71%	-	-10.54%	-
Rady Contrarian Long/Short Fund – Class A
with load	-15.88%	-	-15.65%	-
Rady Contrarian Long/Short Fund – Class C	-11.09%	-	-11.01%	-
Rady Contrarian Long/Short Fund – Class I ****	-10.59%	-12.23%	-	-1.05%
Lipper Long/Short Equity Index	-1.73%	3.55%	N/A	N/A
S&P 500 Total Return Index	-1.42%	10.16%	6.45%	-4.18%

Comparison of the Change in Value of a $10,000 Investment
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
$5,000
$ 9,630
$ 8,554
2/1/2007
2/28/2007
6/30/2007
9/30/2007
12/31/2007
3/31/2008
6/30/2008
9/30/2008
12/31/2008
3/31/2009
6/30/2009
9/30/2009
12/31/2009
3/31/2010
6/30/2010
9/30/2010
Rady Contrarian Long/Short Fund - Class I
S&P 500 Total Return Index

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

*** Inception date is February 1, 2007.

**** Reflects the actual fees and expenses that were charged when the Fund was a Partnership with the exception of performance fees. The predecessor partnership’s performance is only for the periods before the Fund’s registration statement was effective, which was October 22, 2009. Prior to October 22, 2009, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

        The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Oil & Gas	30.70%
Software	8.60%
Computers	6.90%
Pharmaceuticals	6.00%
Banks	5.90%
Biotechnology	4.80%
Retail	4.50%
Food	3.90%
Diversified Financial Services	3.60%
Commercial Services	3.30%
Other, Cash & Cash Equivalents	21.80%
100.00%

Rady Opportunistic Value Fund

PORTFOLIO REVIEW

September 30, 2010 (Unaudited)

The Fund’s performance figures* for the period ending September 30, 2010, compared to its benchmarks:

	Six Months	Inception** – September 30, 2010
Rady Opportunistic Value Fund – Class A	-6.27%	-1.30%
Rady Opportunistic Value Fund – Class A with load	-11.64%	-6.97%
Rady Opportunistic Value Fund – Class C	-6.55%	-1.60%
Rady Opportunistic Value Fund – Class I	-6.27%	-1.30%
S&P 500 Total Return Index	-1.42%	6.45%

Comparison of the Change in Value of a $10,000 Investment

$11,200
$10,800
$10,400
$10,000
$9,600
$9,200
$8,800
$8,400
10/22/2009
10/31/2009
11/30/2009
12/31/2009
1/31/2010
2/28/2010
3/31/2010
4/30/2010
5/31/2010
6/30/2010
7/31/2010
8/31/2010
9/30/2010
$ 10,645
$ 9,870
$ 9,840
$ 9,303
Rady Opportunistic Value Fund - Class A & Class I
Rady Opportunistic Value Fund - Class A with load
Rady Opportunistic Value Fund - Class C
S&P 500 Total Return Index

 * The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-877-839-RADY(7239).

** Inception date is October 22, 2009.

     The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets
Oil & Gas	22.50%
Software	6.50%
Computers	6.00%
Pharmaceuticals	5.80%
Banks	5.50%
Exchange Traded Funds	5.30%
Biotechnology	4.80%
Retail	3.90%
Food	3.40%
Diversified Financial Services	3.20%
Other, Cash & Cash Equivalents	33.10%
100.00%

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS
September 30, 2010
Shares		Value

	COMMON STOCKS - 88.2%
	AUTO MANUFACTURERS - 2.9%
3,570	Toyota Motor Corp. ADR	$ 255,541

	BANKS - 5.9%
2,422	Goldman Sachs Group, Inc. +	350,173
7,300	Morgan Stanley	180,164
		530,337
	BIOTECHNOLOGY - 4.8%
12,000	Gilead Sciences, Inc. * +	427,320

	CHEMICALS - 2.0%
3,699	Monsanto Co.	177,293

	COMMERCIAL SERVICES - 3.3%
16,800	Western Union Co. +	296,856

	COMPUTERS - 6.9%
6,660	Research In Motion Ltd. * +	324,275
25,200	Seagate Technology PLC * +	296,856
		621,131
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
26,185	Knight Capital Group, Inc. - Class A * +	324,432

	ELECTRONICS - 2.9%
10,000	FLIR Systems, Inc. * +	257,000

	FOOD - 3.9%
33,806	Dean Foods Co. * +	345,159

	INTERNET - 2.2%
367	Google, Inc. - Cl. A *	192,965

	OIL & GAS - 30.7%
9,880	Cabot Oil & Gas Corp. +	297,487
14,410	Chesapeake Energy Corp.	326,387
39,732	Cobalt International Energy, Inc. * +	379,441
12,950	EXCO Resources, Inc.	192,567
2,600	InterOil Corp. *	177,944
17,345	Petrohawk Energy Corp. *	279,948
7,635	Range Resources Corp.	291,123
76,980	SandRidge Energy, Inc. * +	437,246
10,855	Southwestern Energy Co. * +	362,991
		2,745,134

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010
Shares		Value
	PHARMACEUTICALS - 6.0%
3,650	Cephalon, Inc. * +	$ 227,906
9,300	Sanofi-Aventis SA ADR	309,225
		537,131
	RETAIL - 4.5%
30,407	Penske Automotive Group, Inc. * +	401,372

	SOFTWARE - 8.6%
28,250	Activision Blizzard, Inc. +	305,665
28,424	Electronic Arts, Inc. * +	467,006
		772,671

	TOTAL COMMON STOCKS (Cost $8,532,013)	7,884,342

	EXCHANGE TRADED FUNDS - 2.0%
	EQUITY FUNDS - 2.0%
10,290	iPATH S&P 500 VIX Short-Term Futures ETN * (Cost $191,018)	178,223

	SHORT-TERM INVESTMENTS - 19.8%
1,767,458	HighMark U.S. Government Money Market Fund
	to yield 0.05%** (Cost $1,767,458)	1,767,458

	TOTAL INVESTMENTS - 110.0% (Cost $10,490,489)(a)	$ 9,830,023
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.0)%	(893,656)
	NET ASSETS - 100.0%	$ 8,936,367

Shares		Value
	SECURITIES SOLD SHORT *
1,740	Advent Software, Inc.	$ 90,811
6,025	AFC Enterprises, Inc.	74,710
1,000	Amerco, Inc.	79,480
3,360	Ameren Corp.	95,424
4,860	American Campus Communities, Inc.	147,938
900	AvalonBay Communities, Inc.	93,537
1,800	Ball Corp.	105,930
1,155	Banco de Chile ADR	103,788
1,100	Banco Santander Chile ADR	106,205
3,600	BJ's Restaurants, Inc.	101,376
1,200	Boston Properties, Inc.	99,744
5,700	CB Richard Ellis Group, Inc. - Class A	104,196
1,620	CH Robinson Worldwide, Inc.	113,270
1,920	Cracker Barrel Old Country Store, Inc.	97,459
2,250	Discovery Communications, Inc. - Class A	97,987
1,680	Energizer Holdings, Inc.	112,946

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2010
Shares		Value
	SECURITIES SOLD SHORT (Continued) *
2,220	Entertainment Properties Trust	$ 95,860
1,080	F5 Networks, Inc.	112,115
3,900	Fair Isaac Corp.	96,174
1,080	First Solar, Inc.	159,138
2,400	Genesee & Wyoming, Inc.	104,136
2,494	HCP, Inc.	89,734
2,220	Lexmark International, Inc. - Class A	99,056
3,720	Life Time Fitness, Inc.	146,828
1,375	MercadoLibre, Inc.	99,248
600	NetFlix, Inc.	97,296
1,095	Novo Nordisk A/S ADR	107,792
2,100	Open Text Corp.	98,784
1,800	OpenTable, Inc.	122,544
1,440	Perrigo Co.	92,477
2,100	PF Chang's China Bistro, Inc.	97,020
1,620	Pre-Paid Legal Services, Inc.	101,234
3,840	Quest Software, Inc.	94,426
4,800	Rackspace Hosting, Inc.	124,704
3,000	Realty Income Corp.	101,160
800	Salesforce.com, Inc.	89,440
1,980	SAP AG ADR	97,634
2,030	Tanger Factory Outlet Centers	95,694
2,760	Tractor Supply Co.	109,462
2,520	Under Armour, Inc. - Class A	113,501
1,160	VMware, Inc. - Class A	98,530
6,600	Wipro Ltd. - ADR	95,436
2,100	Wright Express Corp.	74,991
1,080	Wynn Resorts Ltd.	93,712
	TOTAL SECURITIES SOLD SHORT (Proceeds $4,245,848)	$ 4,532,927

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 289,840
	Unrealized Depreciation:	(1,237,385)
	Net Unrealized Depreciation:	$ (947,545)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.
+ All or part of the security was held as collateral for securities sold short as of September 30, 2010.
ADR - American Depository Receipt

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
PORTFOLIO OF INVESTMENTS
	September 30, 2010
Shares		Value
	COMMON STOCKS - 72.3%
	AUTO MANUFACTURERS - 2.2%
340	Toyota Motor Corp. ADR	$ 24,337

	BANKS - 5.5%
274	Goldman Sachs Group, Inc.	39,615
850	Morgan Stanley	20,978
		60,593
	BIOTECHNOLOGY - 4.8%
1,500	Gilead Sciences, Inc. *	53,415

	CHEMICALS - 1.9%
436	Monsanto Co.	20,897

	COMMERCIAL SERVICES - 2.6%
1,600	Western Union Co.	28,272

	COMPUTERS - 6.0%
792	Research In Motion Ltd. *	38,562
2,400	Seagate Technology PLC *	28,272
		66,834
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
2,843	Knight Capital Group, Inc. - Class A *	35,225

	ELECTRONICS - 2.0%
850	FLIR Systems, Inc. *	21,845

	FOOD - 3.4%
3,743	Dean Foods Co. *	38,216

	INTERNET - 2.0%
43	Google, Inc. - Class A *	22,609

	OIL & GAS - 22.5%
1,040	Cabot Oil & Gas Corp. - Class A	31,314
1,655	Chesapeake Energy Corp.	37,486
2,650	Cobalt International Energy, Inc. *	25,307
1,400	EXCO Resources, Inc.	20,818
315	InterOil Corp. *	21,559
2,148	Petrohawk Energy Corp. *	34,669
820	Range Resources Corp.	31,267
7,442	SandRidge Energy, Inc. *	42,271
145	Southwestern Energy Co. *	4,849
		249,540

See accompanying notes to financial statements.

	Rady Opportunistic Value Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2010
Shares		Value
	PHARMACEUTICALS - 5.8%
435	Cephalon, Inc. *	$ 27,161
1,100	Sanofi-Aventis SA ADR	36,575
		63,736
	RETAIL - 3.9%
3,252	Penske Automotive Group, Inc. *	42,926

	SOFTWARE - 6.5%
3,000	Activision Blizzard, Inc.	32,460
2,406	Electronic Arts, Inc. *	39,531
		71,991

	TOTAL COMMON STOCKS (Cost $862,994)	800,436

	EXCHANGE TRADED FUNDS - 5.3%
	EQUITY FUNDS - 5.3%
880	iPATH S&P 500 VIX Short-Term Futures ETN *	15,242
2,000	ProShares UltraShort Real Estate *	42,880
	TOTAL EQUITY FUNDS (Cost $60,903)	58,122

	SHORT-TERM INVESTMENTS - 24.0%
266,123	HighMark U.S. Government Money Market Fund
	to yield 0.05%** (Cost $266,123)	266,123

	TOTAL INVESTMENTS - 101.6% (Cost $1,190,020)(a)	$ 1,124,681
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(18,059)
	NET ASSETS - 100.0%	$ 1,106,622

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 25,728
	Unrealized Depreciation:	(91,067)
	Net Unrealized Depreciation:	$ (65,339)

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on September 30, 2010.
ADR - American Depository Receipt

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2010

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
ASSETS
Investment securities:
At cost	$ 10,490,489	$ 1,190,020
At value	$ 9,830,023	$ 1,124,681
Cash at broker	3,630,195	-
Dividends and interest receivable	2,140	227
Receivable for foreign tax reclaims	2,198	220
Receivable due from Advisor	4,058	15,773
Receivable for securities sold	657,383	-
Deferred offering costs	659	81
Prepaid expenses & other assets	22,871	-
TOTAL ASSETS	14,149,527	1,140,982

LIABILITIES
Securities sold short, at value (Proceeds, $4,245,848)	4,532,927	-
Payable for securities purchased	649,838	-
Payable for dividends on securities sold short	4,205	-
Fees payable to other affiliates	-	8,145
Distribution (12b-1) fees payable	191	39
Accrued expenses and other liabilities	25,999	26,176
TOTAL LIABILITIES	5,213,160	34,360
NET ASSETS	$ 8,936,367	$ 1,106,622

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 9,941,094	$ 1,148,033
Accumulated net realized gain (loss) from investments and securities sold short	(57,182)	23,928
Net unrealized depreciation of investments and securities sold short	(947,545)	(65,339)
NET ASSETS	$ 8,936,367	$ 1,106,622

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
September 30, 2010

	Rady Contrarian Long/Short Fund	Rady Opportunistic Value Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 478,932	$ 10
Shares of beneficial interest outstanding	49,952	1
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$ 9.59	$ 9.87*
Maximum offering price per share (maximum sales charge of 5.75%) (a)	$ 10.18	$ 10.47

Class C Shares:
Net Assets	$ 133,913	$ 48,601
Shares of beneficial interest outstanding	14,032	4,939
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.54	$ 9.84

Class I Shares:
Net Assets	$ 8,323,522	$ 1,058,011
Shares of beneficial interest outstanding	865,050	107,211
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 9.62	$ 9.87

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00%
contingent deferred sales charge if shares are redeemed within 18 months of purchase and a dealer's commission was paid. The fund may assess a redemption fee if shares are redeemed within 30 days.
*

The NAV reported above represents the traded NAV at September 30, 2010. Due to the financial statement rounding of class assets and class shares above, the NAV results in a different NAV than the traded NAV.

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2010

	Rady Contrarian Long/Short Fund (a)	Rady Opportunistic Value Fund (b)
INVESTMENT INCOME
Dividends (net of $3,543 and $377 of foreign tax withheld)	$ 73,689	$ 7,331
Interest	446	55
TOTAL INVESTMENT INCOME	74,135	7,386

EXPENSES
Investment advisory fees	110,866	5,968
Interest expense	34,057	-
Administration fees	31,263	31,299
Fund accounting fees	28,854	28,575
Transfer agent fees	43,301	43,373
Dividends on securities sold short	24,309	-
Audit fees	15,636	15,316
Chief compliance officer fees	12,107	7,181
Printing expenses	10,089	822
Legal fees	7,259	10,437
Offering expense	7,244	887
Custody fees	5,547	4,972
Trustees' fees	4,289	4,020
Insurance expense	3,529	738
Registration fees	1,080	1,270
Distribution (12b-1) fees - Class C	593	119
Distribution (12b-1) fees - Class A	312	-
Other expenses	3,018	2,464
TOTAL EXPENSES	343,353	157,441

Less: Fees waived/expenses reimbursed by the Advisor	(123,305)	(116,153)
Less: Fees waived by the Administrator, Fund Accounting, and Transfer Agent	(16,800)	(32,033)

NET EXPENSES	203,248	9,255
NET INVESTMENT LOSS	(129,113)	(1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	103,314	25,797
Securities sold short	(208,414)	-
Net realized gain (loss)	(105,100)	25,797
Net change in unrealized depreciation on:
Investments	(660,466)	(65,339)
Securities sold short	(287,079)	-
Net change in unrealized depreciation	(947,545)	(65,339)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,052,645)	(39,542)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (1,181,758)	$ (41,411)

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Rady Contrarian		Rady Opportunistic
	Long/Short Fund		Value Fund
	For the		For the
	Period Ended		Period Ended
	September 30, 2010 (a)		September 30, 2010 (b)
FROM OPERATIONS
Net investment loss	$ (129,113)		$ (1,869)
Net realized gain (loss) from investments and securities sold short	(105,100)		25,797
Net change in unrealized appreciation (depreciation) of investments
and securities sold short	(947,545)		(65,339)
Net decrease in net assets from operations	(1,181,758)		(41,411)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	531,136		32
Class C	145,467		48,032
Class I	15,250,406		1,100,032
Redemption fee proceeds:
Class A	14		-
Class C	-		-
Class I	290		1
Payments for shares redeemed:
Class A	(40,439)		(22)
Class C	(22)		(21)
Class I	(5,768,727)		(21)
Net increase in net assets from shares of beneficial interest	10,118,125		1,148,033

TOTAL INCREASE IN NET ASSETS	8,936,367		1,106,622

NET ASSETS
Beginning of Period	-	**	-
End of Period*	$ 8,936,367		$ 1,106,622
*Includes accumulated net investment loss of:	$ -		$ -

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.
** See Note 1 in the Notes to Financial Statements.

See accompanying notes to financial statements.

Rady Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Rady Contrarian		Rady Opportunistic
	Long/Short Fund		Value Fund
	For the		For the
	Period Ended		Period Ended
	September 30, 2010 (a)		September 30, 2010 (b)
SHARE ACTIVITY
Class A:
Shares Sold	53,830		3
Shares Redeemed	(3,878)		(2)
Net increase in shares of beneficial interest outstanding	49,952		1

Class C:
Shares Sold	14,034		4,941
Shares Redeemed	(2)		(2)
Net increase in shares of beneficial interest outstanding	14,032		4,939

Class I:
Shares Sold	1,428,337		107,213
Shares Redeemed	(563,287)		(2)
Net increase in shares of beneficial interest outstanding	865,050		107,211

(a)	The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(b)	The Rady Opportunistic Value Fund commenced operations on October 22, 2009.

See accompanying notes to financial statements.

Rady Contrarian Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended September 30, 2010 (1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.72	$ 10.72	$ 10.72

Activity from investment operations:
Net investment loss (2)	(0.27)	(0.29)	(0.16)
Net realized and unrealized loss
on investments	(0.86)	(0.89)	(0.94)
Total from investment operations	(1.13)	(1.18)	(1.10)

Paid-in-Capital From Redemption Fees (3)	-	-	-

Net asset value, end of period (000's)	$ 9.59	$ 9.54	$ 9.62

Total return (4)(7)	(10.54)%	(11.01)%	(10.26)%

Net assets, at end of period (000's)	$ 479	$ 134	$ 8,324

Ratio of gross expenses to average
net assets, including dividends
from securities sold short and interest expense (5)(6)	4.77%	5.37%	4.64%
Ratio of gross expenses to average
net assets, excluding dividends
from securities sold short and interest expense (5)(6)	3.62%	4.38%	3.86%
Ratio of net expenses to average
net assets, including dividends
from securities sold short and interest expense (6)	3.35%	3.95%	2.73%
Ratio of net expenses to average
net assets, excluding dividends
from securities sold short and interest expense (6)	2.20%	2.95%	1.95%
Ratio of net investment loss
to average net assets (6)	(2.91)%	(3.16)%	(1.72)%

Portfolio Turnover Rate (7)	156%	156%	156%

(1) The Rady Contrarian Long/Short Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Not annualized.

See accompanying notes to financial statements.

Rady Opportunistic Value Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended September 30, 2010 (1)
	Class A	Class C	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00	$ 10.00

Activity from investment operations:
Accumulated net investment loss (2)	0.06	(0.15)	(0.02)
Net realized and unrealized loss
on investments	(0.19)	(0.01)	(0.11)
Total from investment operations	(0.13)	(0.16)	(0.13)

Paid-in-Capital From Redemption Fees	-	-	-	(3)

Net asset value, end of period	$ 9.87	$ 9.84	$ 9.87

Total return (4)(7)	(1.30)%	(1.60)%	(1.30)%

Net assets, at end of period (000's)	$ 0.01	$ 49	$ 1,058

Ratio of gross expenses to average
net assets (5)(6)	10.53%	15.55%	21.63%
Ratio of net expenses to average
net assets (6)	1.50%	2.25%	1.25%
Ratio of net investment loss
to average net assets (6)	0.60%	(1.68)%	(0.23)%

Portfolio Turnover Rate (7)	151%	151%	151%

(1) The Rady Opportunistic Value Fund commenced operations on October 22, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount per share is less than $0.01
(4) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor and/or Administrator.
(6) Annualized.
(7) Does not include the expenses of the investment companies in which the Fund invests.
(8) Not annualized.

See accompanying notes to financial statements.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2010

1.

ORGANIZATION

The Rady Contrarian Long/Short Fund (the “Long/Short Fund”) and the Rady Opportunistic Value Fund (the “Value Fund”, collectively the “Funds”) are each a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and are non-diversified, open-end management investment companies.  The primary investment objective of the Long/Short Fund is long-term capital appreciation. The primary investment objective of the Value Fund is also long-term capital appreciation. The Long/Short Fund and the Value Fund commenced operations on October 22, 2009.

The Long/Short Fund currently offers Class A, Class C and Class I shares, and the Value Fund currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Purchases of $1 million or more do not pay a front-end sales charge, but may pay a 1.00% contingent deferred sales charge if the shares are redeemed within 18 months of their purchase and a dealer’s commission was paid. Classes C and I shares are offered at net asset value.  Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges.   All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans.   The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Rady Contrarian Long/Short Fund Class I was organized originally as a limited partnership in February 2007, under the laws of the State of Delaware. Effective as of the close of business on October 22, 2009, the predecessor partnership was reorganized into a Delaware statutory trust as a registered investment company and commenced operations on October 22, 2009 with a contribution of securities-in-kind in the amount of $875,400 from the predecessor partnership.  There were 134,781 shares issued at the beginning NAV of $10.72.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2010 for each Fund’s assets and liabilities measured at fair value:

Rady Contrarian Long/Short Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 7,884,342	$ -	$ -	$ 7,884,342
Exchange Traded Funds	178,223	-	-	178,223
Short-Term Investments	1,767,458	-	-	1,767,458
Total	$ 9,830,023	$ -	$ -	$ 9,830,023

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 4,532,927	$ -	$ -	$ 4,532,927

Rady Opportunistic Value Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 800,436	$ -	$ -	$ 800,436
Exchange Traded Funds	58,122	-	-	58,122
Short-Term Investments	266,123	-	-	266,123
Total	$ 1,124,681	$ -	$ -	$ 1,124,681

The Funds did not hold any Level 3 securities during the period.

* Refer to the Portfolios of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date or as soon as the Funds are informed of such dividends. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly.  Distributable net realized capital gains, if any, are declared and distributed annually. Dividends to shareholders from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Federal income taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders.  Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended September 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Fund	Purchases	Sales
Long/Short Fund	$ 19,516,727	$ 10,897,010
Value Fund	$ 2,011,935	$ 1,113,834

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds.  Rady Asset Management, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Long/Short Fund’s average daily net assets and 0.80% for the Value Fund. During the period ended September 30, 2010, the Advisor waived $110,866 and reimbursed $12,439 for the Long/Short Fund and waived $5,968 and reimbursed $110,185 for the Value Fund.

Pursuant to an advisory agreement between the Funds and Rady Asset Management, LLC, each Fund pays the adviser a variable performance-based management fee.  This fee is comprised of an annual base rate of 1.50% of the Long/Short Fund's average daily net assets and 0.80% of the Value Fund's average daily net assets (the fulcrum fee), subject to a performance adjustment, in accordance with a rate schedule.  The maximum performance adjustment is 1.00% of the Long/Short Fund's average daily net assets and 0.50% of the Value Fund's average daily net assets.  The performance adjustment either increases or decreases the management fee, depending on how well a Fund has performed relative to the Standard and Poor's 500 Index ("S&P 500 Index") over a performance period.  The performance period is the most recent 12-month period (i.e., a rolling 12-month period).

The management fee will be equal to the base fee (i.e., there will be no performance adjustment) if a Fund’s performance is within positive or negative 0.50% (one-half of a percentage point) of the investment record of the S&P 500 Index over the performance period.  If the difference between a Fund’s performance and the investment record of the S&P 500 Index exceeds one-half of a percentage point, the fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The maximum annualized performance adjustment rate is plus or minus 1.00% for the Long/Short Fund and plus or minus 0.50% for the Value Fund (which would result from a performance differential of 2.5 percentage points or more for the Long/Short Fund and 1.5 percentage points or more for the Value Fund between the Fund’s performance and the investment record of the S&P 500 Index).  The rate calculated is applicable to the last month of the performance period and it is subject to recalculation for the following month.  The performance adjustment is calculated each day of the last month of the performance period by multiplying the applicable performance adjustment rate by a Fund’s average daily net assets over the performance period and dividing the result by the number of days in the year.  During the first full 12 calendar months immediately following the effective date of each Fund's registration statement ("Initial Period"), the Advisor shall be entitled to receive only the base fee.  The Advisor will be entitled to receive a performance adjustment only after completion of the Initial Period.  The purpose of suspending payment of the performance adjustment during the Initial Period is to establish a performance record for each Fund on which the fulcrum fee is later calculated.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

For purposes of comparing each Fund’s after-expenses performance to the investment record of the S&P 500 Index, each Fund's current-period performance already reflects and includes any increased management fees from performance adjustments made during the performance period.  Thus, when a Fund outperforms the S&P 500 Index, shareholders will receive a total return that represents the full amount of the outperformance.  Further, the total return to shareholders will be significant relative to the performance adjustment because the performance adjustment rate will be a small percentage of the outperformance (expressed in percentage points).  For example, assuming you hold your Long/Short Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 2.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 2.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 1.00%.  Also, assuming you hold your Value Fund investment through an entire performance period and the Fund's performance during the period exceeds the investment record of the S&P 500 Index by 1.5 percentage points or more, your total return over the period (after performance adjustment) will be at least 1.5 percentage points better than the investment record of the S&P 500 Index, and the performance adjustment rate will be no more than 0.50%.

Pursuant to the Operating Expenses Limitation Agreement (“Waiver Agreement”), the Advisor has contractually agreed, until at least January 31, 2011, to waive advisory fees and, if necessary, reimburse a portion of the Funds’ operating expenses so that the Funds’ normal operating expenses (including the advisory fee, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed the following per class:

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Fund	Class A	Class C	Class I
Long/Short Fund	2.20%	2.95%	1.95%
Value Fund	1.50%	2.25%	1.25%

These amounts will herein be referred to as the "expense limitations."

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and a Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation.  If a Fund's operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time. As of September 30, 2010, the Advisor had $123,305 and $116,153 of fee waivers and expense reimbursements for Long/Short Fund and Value Fund, respectively, subject to recapture which may be recovered as follows.

Fund	September 30, 2013
Long/Short Fund	$ 123,305
Value Fund	$ 116,153

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at annual rates of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares for both Funds and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.   The Distributor is an affiliate of GFS. For the period ended September 30, 2010, the Distributor received $3,205 in underwriting commissions for sales of Long/Short Fund Class A shares, of which $614 was retained by the principal underwriter or other affiliated broker-dealers. The Distributor received $1 in underwriting commissions for sales of Value Fund Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Funds as follows:

Administration.  The Funds pays GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $32,000* per annum or

-

10 basis points or 0.10% on the first $100 million of net assets

-

8 basis points or 0.08% on the next $150 Million of net assets

-

6 basis points or 0.06% on net assets greater than $250 million of net assets

*The Funds’ fees will increase to a minimum of $36,000 per annum on October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund.  Effective August 1, 2010 GFS has agreed to waive an additional $500 per month for the Value Fund. These agreements may be terminated at any time.

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Funds for the previous month. The Funds each pay GFS a base annual fee of $21,600* and an additional $4,800 for each class above one, plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

*The Funds’ base fees will increase to $24,300 per annum and the additional share class fee will increase to $5,400 on October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund.  This agreement may be terminated at any time.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds each pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $14,400* per class of shares and the per-account charge is $16.00.

* The Funds’ fees per class of shares will increase to minimum of $16,200 per annum on October 22, 2010.

Effective March 1, 2010 GFS has agreed to waive 50% of its fee for the Value Fund and the entire Class C and Class I minimum fee for the Long/Short Fund.  These agreements may be terminated at any time.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses. The expenses incurred for compliance services pursuant to the Trust’s Agreement with NLCS, for the period ended September 30, 2010 are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the period ended September 30, 2010, are summarized in the table below.  Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

Fund	NLCS	GemCom
Long/Short Fund	$ 16,623	$ 2,967
Value Fund	$ 1,603	$ 151

5.  REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs.  For the period ended September 30, 2010, Long/Short Fund and Value Fund assessed $304 and $1, respectively, in redemption fees.

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

6.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the Act.  As of September 30, 2010 Harold Rady held approximately 53% of the voting securities of Class I shares of the Opportunistic Value Fund.

7.  TAX COMPONENTS OF CAPITAL

	Undistributed	Undistributed	Capital	Post	Unrealized	Total
	Ordinary	Long-Term	Loss	October	Appreciation/	Accumulated
	Income	Capital Gains	Carry Forwards	Losses	(Depreciation)	Earnings/(Deficits)
Long/Short Fund	$ -	$ -	$ -	$ (57,182)	$ (947,545)	$ (1,004,727)
Value Fund	23,928	-	-	-	(65,339)	(41,411)

As of September 30, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Capital
Losses
Long/Short Fund	$ 57,182
Value Fund	-

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of short-term capital gains, and adjustments for tax gain/loss due to the Long/Short Fund’s conversion from a limited partnership, resulted in reclassification for the Fund for the period ended September 30, 2010 as follows:

			Accumulated Net Realized
	Paid in	Accumulated Net	Gain/(Loss) from
	Capital	Investment Loss	Security Transactions
Long/Short Fund	$(177,031)	$ 129,113	$ 47,918
Value Fund	-	1,869	(1,869)

RADY FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2010

8.

NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

9.

SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Rady Contrarian Long/Short Fund and Rady Opportunistic Value Fund

(Northern Lights Fund Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rady Contrarian Long/Short Fund and Rady Opportunistic Value Fund (the “Funds”), each a series of the Northern Lights Fund Trust, as of September 30, 2010, and the related statements of operations, changes in net assets and financial highlights for the period from October 22, 2009 (commencement of operations) through September 30, 2010.  These financial statements and financial highlights are the responsibility of Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of September 30, 2010 by correspondence with the Funds’ custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rady Contrarian Long/Short Fund and Rady Opportunistic Value Fund as of September 30, 2010, the results of their operations, changes in net assets and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

November 29, 2010

RADY FUNDS

EXPENSE EXAMPLES

September 30, 2010 (Unaudited)

As a shareholder of the Rady Contrarian Long/Short Fund or Rady Opportunistic Value Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Rady Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 through September 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Rady Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10*	Expense Ratio During Period** 4/1/10 – 9/30/10
Contrarian - Class A	$1,000.00	$892.90	$15.91	3.35%
Contrarian - Class C	1,000.00	889.10	18.71	3.95
Contrarian - Class I	1,000.00	894.10	12.97	2.73
Opportunistic - Class A	1,000.00	937.30	7.28	1.50
Opportunistic - Class C	1,000.00	934.50	10.91	2.25
Opportunistic - Class I	1,000.00	937.30	6.07	1.25

RADY FUNDS

EXPENSE EXAMPLES (Continued)

September 30, 2010 (Unaudited)

Hypothetical (5% return before expenses)	Beginning Account Value 4/1/10	Ending Account Value 9/30/10	Expenses Paid During Period 4/1/10 – 9/30/10*	Expense Ratio During Period** 4/1/10 – 9/30/10
Contrarian - Class A	$1,000.00	$1,008.26	$16.88	3.35%
Contrarian - Class C	1,000.00	1,005.26	19.86	3.95
Contrarian - Class I	1,000.00	1,011.37	13.78	2.73
Opportunistic - Class A	1,000.00	1,017.55	7.59	1.50
Opportunistic - Class C	1,000.00	1,013.79	11.36	2.25
Opportunistic - Class I	1,000.00	1,018.80	6.33	1.25

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**Annualized.

RADY FUNDS

SUPPLEMENTAL INFORMATION

September 30, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a special meeting held on August 5, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Rady Asset Management, LLC (“RAM” or the “Adviser”) and the Trust, on behalf of The Rady Opportunistic Value Fund and Rady Contrarian Long/Short Fund (each a “Fund” and collectively the “Funds”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Advisor’s existing hedge fund, and appropriate indices with respect to the Funds; (b) the resources available with respect to compliance with the Funds’ investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Funds’ investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Funds had not yet commenced operations, the Trustees could not consider its investment performance.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance with its existing accounts, as well as other factors relating to the Adviser’s track record.  The board concluded that RAM’s past performance was acceptable.

 Fees and Expenses.   The Board noted that the Funds consist of an annual base fee of 1.50% and 0.80% of the average net assets of Rady Contrarian and Rady Value, respectively.  The Board added that if the difference between a Fund’s performance and the investment record of the S&P 500 for the preceding twelve (12) months exceeds one-half of a percentage point, the Fund’s base fee will be adjusted either up or down based upon a performance adjustment rate that varies at a rate of 0.025% for each increment of 0.05% of differential performance over one-half of a percentage point.  The Board added that the maximum annualized performance adjustment rate is plus or minus 1.00% for Rady Contrarian and plus or minus 0.50% for Rady Value. As to comparative fees and expenses, the Trustees considered the advisory fees to be paid to RAM and compared those fees to the management fees paid by funds in a peer group.  In considering that RAM would be paid a performance fee as opposed to the typical advisory fee, the Trustees agreed that as with hedge fund products, providing a strong incentive to the investment manager could result in exceptional returns to the Funds.  The Trustees discussed at length the operation of the performance fee and the impact on the Funds’ fees and expenses based on various performance results.  The Trustees considered the “base fees” to be paid to RAM when the performance of a Fund was equal to the S&P 500.  With regard to the S&P 500, the Trustees considered the anticipated volatility of the Funds and the index, diversification of holdings, types of securities owned and investment objective of each Fund. The information showed that the Funds’ contractual base fees of 1.50% and 0.80% were within the range for each Fund’s respective peer group and thus 1.50% and 0.80% were a fair starting points for each Fund, as applicable. The Board then considered the fee adjustments to be made to each Fund’s base fee based on performance.  The Trustees agreed that the 12-month period over which performance would be computed was sufficiently long to provide a reasonable basis for indicating RAM’s performance.  The Trustees further agreed that the method by which the performance fee would be calculated under the proposed Advisory Agreement would ensure that any significant fees adjustments were attributable to RAM’s skill, or lack thereof, rather than to random fluctuations.  It was the consensus of the Board that the maximum performance adjustment under the Advisory Agreement would only be made for performance differences that could reasonably be considered meaningful and significant taking into account a Fund’s size, volatility, diversification and variability of performance differences.  After consideration, the Board was satisfied that the relationship of the fee adjustments to the base fee was not disproportionately large and that the Funds’ advisory fees were acceptable in light of the quality of services each Fund expected to receive from RAM and the level of fees paid by funds in the peer group.  They agreed that a period of 12 months at the base fee was appropriate.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Funds and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based anticipated size of each Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Funds and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds. They also considered the profits realized by the Adviser from other activities related to the Funds. The Trustees concluded that because of the Funds’ expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to the Funds would not be excessive.

RADY FUNDS

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Funds’ shareholders, and unanimously approved the Agreement.

RADY FUNDS

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	64	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	64	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	64	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	64	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	64	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A

RADY FUNDS

SUPPLEMENTAL INFORMATION (Continued)

September 30, 2010 (Unaudited)

Interested Trustees and Officers (continued)

James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-738-0333 to request a copy of the SAI or to make shareholder inquiries.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended September 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-839-RADY(7239) or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-839-RADY(7239).

INVESTMENT ADVISOR

Rady Asset Management, LLC
1020 Prospect Street, Suite 312

La Jolla, CA 92037

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony Hertl and Mark Taylor are audit committee financial experts, as defined in Item 3 of Form N-CSR.  Messrs. Hertl and Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

       2010-$25,000

(b)

Audit-Related Fees

2010 - None

(c)

Tax Fees

2010 - $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2010

  2009

Audit-Related Fees:

0.00%

  0.00%

Tax Fees:

0.00%

  0.00%

All Other Fees:

0.00%

  0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2010 - $5,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

       Andrew B. Rogers, President

Date

12/3/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

        Andrew B. Rogers, President

Date

12/3/10

By (Signature and Title)

/s/ Kevin Wolf

       Kevin E. Wolf, Treasurer

Date

12/3/10